SCHEDULE OF SUPPLEMENTAL CASH FLOW ACTIVITY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 105,732	$ 104,436